As filed with the Securities and Exchange Commission on September 3, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period:  06/30/2010

Item 1. Reports to Stockholders.

Semi-annual Report

June 30, 2010

Fund Advisor:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

THE CORE FUND
FUND PROFILE
June 30, 2010 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	77.42%
Asset Backed Securities	11.81%
Municipal Bonds	4.56%
Short Term Investments	15.51%
Liabilities in excess of other assets, net	(9.30)%
Total Net Assets	100.00%

The CORE Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 4.56%
Pennsylvania - 4.56%
Pennsylvania State Higher Education Assistance Agency
1.379%, 06/01/2047 (a)(b)(e)	$4,375,000	$4,375,000
Pennsylvania State Higher Education Assistance Agency
0.311%, 05/01/2046 (a)(b)(e)	4,500,000	4,500,000
TOTAL MUNICIPAL BONDS (Cost $8,875,000)		8,875,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.42%
FHLB - 22.68%
0.787%, 06/11/2015 (a)(b)	2,000,000	2,002,000
1.303%, 04/15/2025 (a)(b)	10,000,000	10,124,700
1.85%, 12/21/2012 (b)(c)	5,000,000	5,035,000
2.00%, 04/07/2020 (a)	2,000,000	2,052,262
4.805%, 08/20/2015	701,847	772,431
5.10%, 11/19/2014	3,000,000	3,059,868
5.20%, 08/27/2013	3,500,000	3,526,222
5.25%, 09/15/2017 (b)	902,941	993,235
5.25%, 11/08/2017 (c)	5,000,000	5,086,965
5.25%, 12/11/2020 (b)(c)	10,000,000	11,500,000
		44,152,683

FHLMC - 15.75%
0.99%, 03/30/2015 (a)(b)	5,000,000	5,020,000
3.50%, 07/08/2014	1,500,000	1,500,836
4.00%, 07/20/2016	1,000,000	1,001,540
5.742%, 08/01/2037 (a)	648,696	696,606
Pool 1B1691, 2.875%, 05/01/2034 (a)	324,940	338,090
Pool 781955, 3.336%, 05/01/2034 (a)	749,545	788,957
Pool E01489, 4.50%, 11/01/2018	1,172,068	1,237,445
Pool G12402, 5.00%, 11/01/2021	1,430,908	1,532,077
Pool C90779, 5.00%, 01/01/2024	620,429	657,873
Pool G30284, 5.00%, 02/01/2026	974,547	1,034,565
Pool G12785, 5.50%, 08/01/2017	633,146	687,409
Pool G11759, 5.50%, 12/01/2018	641,002	695,938
Pool G13161, 5.50%, 05/01/2023	563,207	609,540
Pool 1N1628, 5.693%, 06/01/2037 (a)	837,076	900,399
Pool 847661, 5.859%, 12/01/2036 (a)	916,344	989,607
Pool C91000, 6.00%, 11/01/2026	1,545,157	1,689,203
Pool D97199, 6.00%, 02/01/2027	1,304,371	1,424,613
Pool G30360, 6.00%, 10/01/2027	1,317,343	1,438,781
Series 2776, 4.00%, 01/15/2034	698,503	732,293
Series 3070, 4.50%, 10/15/2018	915,576	909,593
Series 2827, 4.50%, 01/15/2023	1,000,000	1,088,397
Series 3128, 5.00%, 10/15/2027	2,000,000	2,074,802
Series 3187, 5.00%, 02/15/2032	896,104	920,871
Series 2941, 5.00%, 05/15/2033	1,000,000	1,075,987
Series 3414, 5.00%, 12/15/2036	1,036,223	1,089,696
Series 3349, 6.00%, 09/15/2036	478,764	537,702
		30,672,820

	Principal	Fair
	Amount	Value
FNMA - 36.23%
1.60%, 11/26/2012	$3,000,000	$3,011,532
2.00%, 04/20/2020	2,000,000	2,022,494
2.25%, 02/25/2020	3,000,000	3,037,155
2.25%, 04/20/2020 (b)	5,000,000	5,030,000
3.00%, 02/26/2020 (b)	4,000,000	4,016,000
3.00%, 03/03/2017	3,000,000	3,013,440
3.00%, 05/04/2015	3,000,000	3,006,693
3.00%, 08/23/2013	5,000,000	5,077,830
3.50%, 02/09/2015	5,000,000	5,016,605
3.50%, 08/25/2014	3,000,000	3,013,590
4.25%, 01/06/2025	1,500,000	1,501,033
5.953%, 06/21/2027	3,000,000	3,145,833
6.06%, 07/20/2027	1,000,000	1,002,649
Pool 802854, 2.60%, 12/01/2034 (a)	567,208	590,769
Pool 851297, 2.677%, 09/01/2035 (a)	724,966	746,658
Pool 735529, 2.799%, 08/01/2034 (a)	569,058	595,104
Pool 826046, 3.101%, 07/01/2035 (a)	1,156,479	1,198,226
Pool 254720, 4.50%, 05/01/2018	1,074,651	1,148,145
Pool 725647, 4.50%, 07/01/2019	972,153	1,037,271
Pool 255547, 4.50%, 01/01/2020	900,222	960,521
Pool 254510, 5.00%, 11/01/2017	747,308	803,882
Pool 254631, 5.00%, 02/01/2018	380,525	409,332
Pool 555545, 5.00%, 06/01/2018	493,592	530,958
Pool 357413, 5.00%, 07/01/2018	1,159,671	1,247,462
Pool 254985, 5.00%, 11/01/2023	671,628	717,350
Pool 257163, 5.00%, 04/01/2028	1,303,273	1,386,178
Pool 843024, 5.118%, 09/01/2035 (a)	510,102	533,412
Pool 254192, 5.50%, 02/01/2022	656,774	711,662
Pool 255182, 5.50%, 04/01/2024	654,463	707,791
Pool 257164, 5.50%, 04/01/2028	1,217,891	1,312,120
Pool 257239, 5.50%, 06/01/2028	1,263,195	1,360,929
Pool 889634, 6.00%, 02/01/2023	1,152,883	1,257,272
Pool 256752, 6.00%, 06/01/2027	1,395,652	1,523,425
Pool 256962, 6.00%, 11/01/2027	1,482,196	1,617,892
Pool 256651, 6.00%, 03/01/2037	494,639	533,699
Pool 941676, 6.00%, 05/01/2037	1,035,580	1,117,359
Pool 256890, 6.00%, 09/01/2037	489,067	527,688
Pool 256946, 6.50%, 10/01/2027	996,400	1,097,289
Series 2008-51, 4.50%, 11/25/2022	1,179,328	1,251,098
Series 2004-28, 4.50%, 01/25/2034	799,157	857,607
Series 2009-3, 5.00%, 01/25/2049	1,029,506	1,096,051
Series 2007-B2, 5.50%, 12/25/2020	101,053	105,980
Series 2007-42, 5.50%, 01/25/2036	1,054,609	1,118,457
Series 2006-126, 5.50%, 04/25/2036	513,921	549,447
		70,545,888

GNMA - 2.76%
Pool 80701, 4.375%, 06/20/2033 (a)	170,532	176,273
Pool 80825, 3.50%, 02/20/2034 (a)	127,049	130,378
Pool 80965, 3.625%, 07/20/2034 (a)	353,585	363,662
Pool 82212, 5.00%, 11/20/2038 (a)	1,392,149	1,437,684
Series 2008-6, 4.25%, 09/20/2037	1,674,519	1,742,735
Series 2010-14, 4.50%, 02/16/2040	1,394,871	1,515,599
		5,366,331

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $146,446,212)		150,737,722

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 11.81%
Next Student Master Trust I Series 2007-1, Class A-12	$4,200,000	$3,990,000
1.39%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,200,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	4,750,000
1.39%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	14,250,000
1.39%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,200,000)		22,990,000

	Number
	of Contracts	Value
PURCHASED PUT OPTIONS - 0.00%
U.S. Treasury 10-Year Note, August 2010 Future
Expiration: August 2010, Exercise Price: $117.50	50	1,563
Expiration: August 2010, Exercise Price: $118.00	25	781
TOTAL PURCHASED PUT OPTIONS (Cost $34,953)		2,344

	Principal	Fair
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 15.51%
Money Market Funds - 15.51%
Dreyfus Institutional Reserves Money Fund, 0.24% (f)	4,075,755	4,075,755
Federated Prime Cash Obligations Fund, 0.21% (f)	5,063,486	5,063,486
Federated Prime Management Obligations Fund, 0.27% (f)	3,009,139	3,009,139
Federated Prime Obligations Fund, 0.22% (f)	13,045,722	13,045,722
Federated Prime Value Obligations Fund, 0.28% (f)	5,017,280	5,017,280
TOTAL SHORT TERM INVESTMENTS (Cost $30,211,382)		30,211,382

Total Investments (Cost $209,767,547) - 109.30%		212,816,448
Liabilities in Excess of Other Assets, Net (9.30%)		(18,107,318)
TOTAL NET ASSETS - 100.00%		$194,709,130

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2010.
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at June 30, 2010 is $75,585,935, which represents 38.82% of total net assets.

(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of June 30, 2010 the value of these investments was $31,865,000 or 16.37% of total net assets.
(f)	The rate listed is the fund's 7-day yield as of June 30, 2010.

The CORE Fund
Schedule of Reverse Repurchase Agreements
June 30, 2010 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.37%	6/9/2010	9/7/2010	$20,014,775	$20,010,250
				$20,014,775	$20,010,250

As of June 30, 2010, the fair value of securities held as collateral on reverse repurchase agreements was $21,621,986, as noted on the Schedule of Investments.  In addition, margin deposits of $1,020,465 have been pledged in connection with the reverse repurchase agreements and are included in the deposit at broker on the Statement of Assets and Liabilities.

The CORE Fund
Schedule of Short Futures Contracts
June 30, 2010 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

200	U.S. Treasury 10-Year Note Futures Contract
	Expiring September 2010 (Underlying Face Amount at Fair Value $24,509,376)	$(443,079)

As of June 30, 2010, margin deposits of $273,348 have been pledged in connection with the open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts. This amount is included in the deposit at broker on the Statement of Assets and Liabilities.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2010 (Unaudited)

Assets:
Investments, at fair value (cost: $209,767,547)	$212,816,448
Receivables:
Securities sold	181,830
Capital shares purchased	391,707
Interest	855,473
Deposit at broker	1,293,813
Total Assets	215,539,271

Liabilities:
Reverse repurchase agreements	20,010,250
Capital shares redeemed	319,383
Distributions payable	392,541
Interest payable on reverse repurchase agreements	4,525
Variation margin	3,126
Advisory fees	55,744
Accrued expenses	44,572
Total Liabilities	20,830,141

Net Assets	$194,709,130

Net Assets consist of:
Paid-in capital	200,272,648
Accumulated net investment loss	(71,947)
Net accumulated realized loss on investments	(8,097,393)
Net unrealized appreciation on investments	3,048,901
Net unrealized depreciation on futures contracts	(443,079)
Net Assets	$194,709,130

Class I
Net Assets	$6,088,236
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	631,614
Net Asset Value, offering and redemption price per share ($6,088,236 / 631,614 shares)	$9.64

Class Y
Net Assets	$188,620,894
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	19,552,993
Net Asset Value, offering and redemption price per share ($188,620,894 / 19,552,993 shares)	$9.65

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

Investment Income:
Interest	$3,085,724
Total Investment Income:	3,085,724

Expenses:
Investment advisory fees (See Note 3)	949,560
Interest expense	75,564
Legal expenses	55,305
Trustee expenses	6,447
Total Expenses:	1,086,876

Expenses waived and reimbursed - Class I	(9,251)
Expenses waived and reimbursed - Class Y	(503,890)
Total Waivers:	(513,141)
Total Net Expenses:	573,735

Net investment income	2,511,989

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	263,285
Options	119,953
Futures contracts	(873,467)

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	1,205,797
Options	(32,609)
Futures contracts	(1,094,141)
Net realized and unrealized gain(loss) on investments	(411,182)

Net increase in net assets resulting from operations	$2,100,807

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,511,989	$6,513,516
Net realized gain (loss) on investments	(490,229)	(355,202)
Net change in unrealized appreciation on investments	79,047	51,049
Net increase in net assets resulting from operations	2,100,807	6,209,363

Distributions to shareholders from:
Net investment income - Class I	(75,229)	(709,531)
Net investment income - Class Y	(2,569,780)	(6,022,319)
Total distributions	(2,645,009)	(6,731,850)

Capital Share Transactions:
Shares sold:
Class I	250,001	—
Class Y	18,165,289	45,213,554
Shares reinvested:
Class I	68,234	199,825
Class Y	2,523,897	6,042,423
Shares redeemed:
Class I	(32,290)	(23,588,071)
Class Y	(7,941,618)	(34,491,128)
Increase (decrease) in net assets from capital share transactions	13,033,513	(6,623,397)

Total increase (decrease) in net assets	12,489,311	(7,145,884)

Net Assets:
Beginning of period	182,219,819	189,365,703
End of period	$194,709,130	$182,219,819

Accumulated net investment income	$(71,947)	$61,073

Share Transactions:
Shares sold:
Class I	25,907	—
Class Y	1,876,971	4,594,689
Shares reinvested:
Class I	7,070	20,591
Class Y	261,230	684,660
Shares redeemed:
Class I	(3,347)	(2,432,420)
Class Y	(820,518)	(3,558,675)
Net increase (decrease) from share transactions	1,347,313	(691,155)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2010		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I	(Unaudited)		December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006	December 31, 2005

Net Asset Value,
Beginning of Period	$9.67		$9.69	$9.83	$9.83	$9.83	$9.83

Investment Operations:
Net investment income	0.12		0.25	0.44	0.48	0.39	0.25
Net realized and unrealized gain/(loss)
on investments	(0.03)		0.04 (a)	(0.13)	0.00	0.00	0.01
Total from investment operations	0.09		0.29	0.31	0.48	0.39	0.26

Distributions from:
Net investment income	(0.12)		(0.31)	(0.45)	(0.48)	(0.39)	(0.26)
Total distributions	(0.12)		(0.31)	(0.45)	(0.48)	(0.39)	(0.26)

Net Asset Value, End of Period	$9.64		$9.67	$9.69	$9.83	$9.83	$9.83

Total Return	0.96	%(b)	3.07%	3.24%	5.00%	4.05%	2.74%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$6,088		$5,819	$29,205	$46,339	$172,509	$224,590
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.14	%(c)	1.19%	1.89%	1.51%	1.01%	1.40%
Before fee waiver (Excluding interest expense)	1.06	%(c)	1.09%	1.06%	1.03%		1.00%
After fee waiver (Including interest expense)	0.83	%(c)	0.79%	1.49%	1.05%	0.51%	0.89%
After fee waiver (Excluding interest expense)	0.75	%(c)	0.69%	0.66%	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before fee waiver	2.11	%(c)	2.74%	4.19%	4.31%	3.47%	2.09%
After fee waiver	2.42	%(c)	3.14%	4.59%	4.78%	3.97%	2.60%
Portfolio turnover rate	36%		71%	62%	183%	81%	141%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Six Months Ended		For the	For the	For the
	June 30, 2010		Year Ended	Year Ended	Period Ended
CLASS Y	(Unaudited)		December 31, 2009	December 31, 2008	December 31, 2007(a)

Net Asset Value,
Beginning of Period	$9.67		$9.70	$9.84	$9.82

Investment Operations:
Net investment income	0.13		0.33	0.48	0.33
Net realized and unrealized gain/(loss)
on investments	(0.02)		(0.02)	(0.14)	0.03
Total from investment operations	0.11		0.31	0.34	0.36

Distributions from:
Net investment income	(0.13)		(0.34)	(0.48)	(0.34)
Total distributions	(0.13)		(0.34)	(0.48)	(0.34)

Net Asset Value, End of Period	$9.65		$9.67	$9.70	$9.84

Total Return	1.18	%(b)	3.22%	3.49%	3.72	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$188,621		$176,401	$160,160	$68,164
Ratio of expenses to average net assets:
Before fee waiver (Including interest expense)	1.14	%(c)	1.19%	1.89%	2.25	%(c)
Before fee waiver (Excluding interest expense)	1.06	%(c)	1.09%	1.06%	1.03	%(c)
After fee waiver (Including interest expense)	0.60	%(c)	0.54%	1.24%	1.60	%(c)
After fee waiver (Excluding interest expense)	0.52	%(c)	0.44%	0.41%	0.38	%(c)
Ratio of net investment income
to average net assets:
Before fee waiver	2.11	%(c)	2.74%	4.19%	4.48	%(c)
After fee waiver	2.65	%(c)	3.39%	4.84%	5.13	%(c)
Portfolio turnover rate	36%		71%	62%	183%

(a)	For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASH FLOWS
For the Period Ended June 30, 2010 (Unaudited)

Increase (decrease) in cash--

Cash flows from operating activites:
Net increase in net assets from operations	$2,100,807
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash from operating activities:
Purchases of investments	(73,651,245)
Proceeds for dispositions of investment securities	71,540,842
Sale of short term investments, net	7,375,023
Accretion of discount/amortization of premium, net	290,999
Decrease in deposits with brokers for future sales	1,071,389
Decrease in receivable for securities sold	339,489
Decrease in receivable for variation margin	81,250
Decrease in interest receivable	74,283
Decrease in payable for securities purchased	(1,500,000)
Increase in accrued advisory fees	8,724
Increase in accrued expenses	14,452
Decrease in interest payable on reverse repurchase agreements	(2,559)
Unrealized appreciation on securities	(1,173,188)
Net realized gain on investments	(227,799)
Net realized gain on options	(119,953)
Net cash from operating activities	6,222,514

Cash flows used in financing activities:
Increase in reverse repurchase agreements	(16,951,275)
Proceeds from shares sold	18,479,873
Payment on shares redeemed	(7,674,540)
Distributions paid in cash	(76,572)
Net cash used in financing activities	(6,222,514)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest expense	$78,123
Noncash financing activity - reinvestment of dividend distributions	$2,592,131

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Period Ended
June 30, 2010
(Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

As of May 1, 2007, the Fund offers two share classes; Class I and Class Y.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  On May 1, 2007, the Fund commenced operations of Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale.

Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.  To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  U.S. government and agency securities are generally categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.  In cases where the Adviser has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions.  Securities priced using these methodologies have generally been categorized as level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be generally categorized as level 3.

Municipal Bonds - The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  In addition, the Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy; otherwise they would be generally categorized as level 3.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Summary of Fair Value Exposure - The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2010:

Assets
	Level 1	Level 2	Level 3	Total
Fixed Income

U.S. Government &
Agency Obligations	$—	$107,016,787	$43,720,935	$150,737,722

Asset Backed Securities	—	—	22,990,000	22,990,000

Municipal Bonds	—	—	8,875,000	8,875,000

Total Fixed Income	—	107,016,787	75,585,935	182,602,722

Purchased Put Options	2,344			2,344

Short-Term Investments	30,211,382	—	—	30,211,382

Total	$30,213,726	$107,016,787	$75,585,935	$212,816,448

Other Financial Instruments*	$(443,079)	$—	$—	$(443,079)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Level 2 Reconciliation Disclosure

Following is a reconciliation of Level 2 assets for which significant unobservable inputs were used to determine fair value.

Transfers into Level 2	$9,235,447
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$9,235,447

Transfers were made into Level 2 because securities were being manually priced utilizing the Adviser’s model and now are being priced by an independent third party service provider.

Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in
Description	Securities

Balance as of December 31, 2009	$65,310,445

Accrued discounts (premiums)	(84,943)

Realized gain (loss)	(4,296)

Change in unrealized appreciation (depreciation)	539,651
Net purchase (sales)	(11,988,622)

Transfers in and/or (out) of Level 3	21,813,700

Balance as of June 30, 2010	$75,585,935

Change in unrealized appreciation (depreciation) during the year for Level 3
investments held at June 30, 2010.	$538,270

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.  The investment income and expenses of the Fund (other than class specific expense waivers) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2009, the Fund recorded a permanent book to tax difference of $258,205 from accumulated undistributed net investment income to accumulated net realized loss.

Options Transactions - The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the option written.  When an option written expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.  As of June 30, 2010, the Fund did not hold any written options.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Futures Contracts and Options on Futures Contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales – The Company may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Derivatives - The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts  to hedge the portfolio from interest rate risk.  The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise.  The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

In this reporting period, the Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging  instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in short future contracts for the year ended June 30, 2010, are as follows:

Contracts

Outstanding at December 31, 2009	200
Futures opened	450
Futures closed	(450)
Outstanding at June 30, 2010	200

The locations on the statement of assets and liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, is as follows:

Values of Derivative Instruments as of June 30, 2010 on the Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Investments, at fair		Variation
Interest Rate Contracts*	value	$2,344	Margin	$3,126
Total		$2,344		$3,126

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.  Only current day's variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments
under ASC 815	Options	Futures	Total
Interest Rate Contracts	$119,953	($873,467)	($753,514)
Total	$119,953	($873,467)	($753,514)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments
under ASC 815	Options	Futures	Total
Interest Rate Contracts	$(32,609)	$(1,094,141)	$(1,126,750)
Total	$(32,609)	$(1,094,141)	$(1,126,750)

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of June 30, 2010, open Federal and state tax years for the Fund include the tax years ended December 31, 2006 through 2009.

Events Subsequent to the Fiscal Period End - The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, an entity is required to disclose the date through which subsequent events have been evaluated.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2010, through the issuance of the Fund's financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.   For the period from May 1, 2009 through April 30, 2010, the Adviser contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to limited Fund expenses from May 1, 2010 through April 30, 2011 as follows:  (a) to waive management fees and/or reimburse the Fund for expenses it incurs in connection with Class I, but only to the extent necessary to maintain the total annual operating expenses of Class I (excluding shareholder service fees; brokerage costs; borrowing costs, such as (i) interest and (ii) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; custody fees and transactional custody expenses; securities pricing expenses; fees and expenses of the non-interested person Trustees; compliance expenses, including fees and expenses of the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.35% of its average daily net assets for that period; and (b) to waive management fees and shareholder service fees and/or reimburse the Fund for expenses it incurs in connection with Class Y, but only to the extent necessary to maintain the total annual operating expenses of Class Y (excluding shareholder service fees; brokerage costs; borrowing costs, such as (i) interest and (ii) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; custody fees and transactional custody expenses; securities pricing expenses; fees and expenses of the non-interested person Trustees; compliance expenses, including fees and expenses of the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.35% of its average daily net assets for that period; and to waive shareholder service fees and/or reimburse the Fund for shareholder service fees it incurs in connection with Class Y, but only to the extent necessary to maintain the shareholder service fees of Class Y at 0.05% of its average daily net assets for that period.

The Fund is not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years.  For the period ended June 30, 2010, the Adviser earned a fee of $949,560 from the Fund.  For the period ended June 30, 2010, the Adviser waived fees and expenses totaling $9,251 for Class I and $503,890 for Class Y.  At June 30, 2010, the Fund owed the Adviser $55,744 for its advisory services.

Effective as of May 1, 2010, the Fund adopted a shareholder services plan for each share class (collectively, the “Plans”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each share class pays the Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets.  The Plans are compensation plans, which means that payments are made to the Adviser regardless of its shareholder servicing expenses actually incurred.  Therefore, payments under a Plan may exceed shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  However, payments under the Plans are operating expenses of the Fund that the Adviser is obligated to pay under the Agreement.  For the period ended June 30, 2010, the service fees incurred were $2,541 and $78,769 for Classes I and Y, respectively. For the period ended June 30, 2010, the Adviser waived service fees totaling $63,015 for Class Y shares.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  The Adviser paid all administrative, transfer agency, fund accounting and custody fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS.

NOTE 4. INVESTMENTS

For the period ended June 30, 2010, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Amount
Purchases
U.S. Government Obligations	$73,651,245
Other	—

Sales
U.S. Government Obligations	$70,965,842
Other	575,000

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2009, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$214,975,414
Gross tax unrealized appreciation	3,250,924
Gross tax unrealized depreciation	(1,375,211)
Net tax unrealized appreciation on investments	1,875,713
Undistributed ordinary income	61,073
Undistributed long-term capital gains	—
Total distributable earnings	61,073
Other accumulated gains/(losses)	(6,956,102)
Total accumulated earnings	$(5,019,316)

As of December 31, 2009, the Fund had $101,437 of post-October losses, which are deferred until January 1, 2010 for tax purposes.  Net capital loss incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards of $6,854,665, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,416 expire December 31, 2014, $1,563,354 expire December 31, 2015, $115,204 expire on December 31, 2016 and $3,747,826 expire on December 31, 2017.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.12 per share for Class I and $0.14 per share for Class Y during the six months ended June 30, 2010.  The tax character of distributions paid during 2010 and 2009 for the Fund was as follows:

	Six Months Ended		Fiscal Year Ended
	June 30, 2010		December 31, 2009
	Class I	Class Y	Class I	Class Y
Distributions paid from:
Ordinary Income	$75,229	$2,569,780	$709,531	$6,022,319
Short-term Capital Gain	—	—	—	—
Long-term Capital Gain	—	—	—	—

NOTE 8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumptions of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2010, the School Board of Jackson County, Florida owned 84% of the outstanding shares of Class I, and the School Board of Pasco County, Florida and the School Board of Polk County, Florida owned 37% and 28% of the outstanding shares of Class Y, respectively.

NOTE 9. RENEWAL OF MANAGEMENT AGREEMENT

Renewal of the management agreement between the Adviser and the Trust (the “Agreement”) was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at an in-person meeting held on February 10, 2010.  The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the “peer group”).  The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s services to the Fund and other clients, a representation that there have been no changes in the Adviser’s corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the “Report”).

As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser’s business, personnel and management style.  They noted that the Adviser continued to be proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful in preserving capital, consistent with the Fund’s objective.  They also noted the Adviser’s use of reverse repurchase agreements, which had improved the Fund’s return because of the positive arbitrage.  The Trustees also noted that they had reviewed the Adviser’s compliance procedures with respect to the Fund, the Adviser’s brokerage policies and a certification from the Adviser regarding its Code of Ethics.  They noted that they had also reviewed the Adviser’s Form ADV, which described the educational and professional background of the Adviser’s investment personnel, and reviewed the Adviser’s profit and loss statement for calendar year 2009 and its balance sheet as of December 31, 2009.  The Trustees discussed the terms of the Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board’s expectations.  The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance for the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to two peer groups, a peer group of no-load taxable short-term government bond funds having management tenure equal or greater than five years.  Mr. Wertz indicated that the peer group information had been obtained from Morningstar, and he pointed out that the performance of the Fund was 3.07% for the 12-month period through December 31, 2009, as compared to an average return of 3.13% for the short-term peer group.  A representative of the Adviser pointed out that the Fund is achieving its returns with substantially less risk than its competitors.  He stated that the Fund’s return is substantially equivalent to that of its peers, and that it has a substantially lower standard deviation.  He referred the Trustees to a Morningstar chart showing that the Fund’s standard deviation was the lowest in its peer group for 2009, indicating that it had the lowest volatility in the group.  The Trustees also reviewed the information provided in the Report regarding the performance of the Fund as compared to the one-year Constant Maturing Treasury index, noting that in 2009 the Class I shares outperformed the class index by 260 basis points and the Class Y shares outperformed the index by 275 basis points.  After discussion, the Trustees concluded that the Adviser had performed well, particularly as opposed to the index.  The Trustees did not consider performance of the Adviser in managing other accounts because there is no other account that uses the same strategy as the Fund.

As to the cost of the services provided by the Adviser, the Trustees noted that because the Adviser pays most of the Fund’s expenses out of the advisory fee, it was more appropriate to compare the Fund’s expense ratio with those of other funds.  The Trustees then reviewed information in the Report showing that the expense ratio of each class (after waiver and payment of Fund expenses) was close to the average expense ratio for the short-term peer group.  The Trustees therefore concluded that the advisory fee and expense ratio were reasonable.  The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost of the Adviser providing services to the Fund and the profitability to the Adviser of the services provided to the Fund.  The information provided showed that the Fund was not generating significant profits for the Adviser.  It was the consensus of the Trustees, based on the information provided, that there were no significant economies of scale being realized by the Adviser at this time.  The Trustees also reviewed information regarding the Adviser’s receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund.  The Trustees discussed the value of such research to the Adviser and its use in managing the Fund.

The Board also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels.  They acknowledged that the Adviser was proposing to modify the expense cap arrangements for the classes that would have the effect of increasing the net expenses of each class, but concluded that the expense ratio of each class (after waiver and payment of expenses) would continue to be reasonable in comparison with the average expense ratio for the Fund’s peer group.

The Trustees also discussed the written materials that they had received before the meeting and the Adviser’s oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the management fees were reasonable and the Agreement should be continued for an additional year.

THE CORE FUND
EXPENSES
JUNE 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2010 through June 30, 2010.

Actual expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2010
	Account Value	Account Value	Through
	January 1, 2010	June 30, 2010	June 30, 2010

Actual - Class I	$1,000.00	$1,009.60	$4.14
Hypothetical
(5% return before expenses)	1,000.00	1,020.68	4.16

Actual - Class Y	$1,000.00	$1,011.80	$2.89
Hypothetical
(5% return before expenses)	1,000.00	1,021.92	2.91

* Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class I and 0.60% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 0.96% for Class I and 1.18% for Class Y for the six-month period of January 1, 2010 to June 30, 2010.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2010 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI  53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, (08/10).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President

Date    September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President

Date    September 1, 2010

By (Signature and Title)    /s/ M. Brent Wertz
M. Brent Wertz, Treasurer

Date    September 1, 2010